Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Product sales		$ 2,136	$ 1,963	$ 5,573	$ 5,200	$ 7,017	$ 6,147
Total revenue		2,136	1,963	5,573	5,200	7,017	6,147
Expenses
Cost of sales		565	518	1,499	1,366	1,921	1,643
Research and development		508	1,392	2,193	3,761	5,386	3,560
Selling and marketing		712	745	1,968	2,093	2,785	2,457
General and administrative		973	1,342	3,438	4,322	5,605	6,033
Total expenses		2,758	3,997	9,098	11,542	15,697	13,693
Loss from operating activities		(622)	(2,034)	(3,525)	(6,342)	(8,680)	(7,546)
Other income (expense)
Change in fair value of warrant liability		87		2,468	1,894	2,405	(754)
Fair value of warrant liability in excess of proceeds						(1,780)	(1,390)
Financing transaction costs						(997)	(738)
Warrant exchange inducement expense					(3,445)	(3,445)
Miscellaneous			(8)		(8)	(9)	(74)
Interest expense		(4)		(7)	(2)	(2)	(3)
Warrant modification expense				(40)
Sublease income			8	1	24	30	26
Total other income (expense), net		83		2,422	(1,537)	(3,798)	(2,933)
Loss before income taxes		(539)	(2,034)	(1,103)	(7,879)	(12,478)	(10,479)
Provision for income taxes				0		0	0
Net loss		(539)	(2,034)	(1,103)	(7,879)	(12,478)	(10,479)
Net loss applicable to common stockholders		$ (539)	$ (2,034)	$ (1,103)	$ (7,879)	$ (12,478)	$ (10,479)
Net loss per common share-basic	[1]	$ (0.27)	$ (1.40)	$ (0.61)	$ (6.53)
Net loss per common share-basic and diluted						$ (0.06)	$ (0.09)
Net loss per common share-diluted	[1]	$ (0.28)	$ (1.40)	$ (1.69)	$ (6.53)
Weighted average shares-basic and diluted						192,795	123,088
Weighted average shares-basic	[1]	1,962	1,456	1,801	1,207
Weighted average shares-diluted	[1]	2,218	1,456	2,117	1,207

[1]	See Note 1, "Reverse Stock Split"